Financial liabilities - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	€ 109,218	€ 74,466
Proceeds	0	23,585
Repayments	(6,122)	(2,392)
Interest paid	(1,962)	(1,093)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		(2,729)
Non-cash changes: (gain)/loss on recognition or derecognition	(147)	(147)
Non-cash changes: interest expense and other	4,535	2,392
Non-cash changes: other fair value remeasurement	1,051	2,024
Non cash changes : Effect of the change in foreign currency exhange rates	(11)
Liabilities arising from financing activities at end of period	106,563	96,106
Kreos / Claret convertible notes (OCABSA)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	23,370	21,643
Proceeds	0	0
Repayments	0	0
Interest paid	(563)	(563)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		0
Non-cash changes: (gain)/loss on recognition or derecognition	0	0
Non-cash changes: interest expense and other	1,012	963
Non-cash changes: other fair value remeasurement	0	0
Non cash changes : Effect of the change in foreign currency exhange rates	0
Liabilities arising from financing activities at end of period	23,819	22,043
Kreos 1 & 2 bond loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	46,401	0
Proceeds	0	23,585
Repayments	(3,705)	0
Interest paid	(1,019)	(32)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		(2,729)
Non-cash changes: (gain)/loss on recognition or derecognition	0	0
Non-cash changes: interest expense and other	2,155	(39)
Non-cash changes: other fair value remeasurement	0	0
Non cash changes : Effect of the change in foreign currency exhange rates	0
Liabilities arising from financing activities at end of period	43,832	20,785
Heights convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	21,574	29,605
Proceeds	0	0
Repayments	(2,188)	(2,188)
Interest paid	(361)	(492)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		0
Non-cash changes: (gain)/loss on recognition or derecognition	(147)	(147)
Non-cash changes: interest expense and other	344	474
Non-cash changes: other fair value remeasurement	1,051	(1,571)
Non cash changes : Effect of the change in foreign currency exhange rates	0
Liabilities arising from financing activities at end of period	20,273	25,680
PGE
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	2,488	3,678
Proceeds	0	0
Repayments	0	0
Interest paid	0	(11)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		0
Non-cash changes: (gain)/loss on recognition or derecognition	0	0
Non-cash changes: interest expense and other	22	41
Non-cash changes: other fair value remeasurement	0	0
Non cash changes : Effect of the change in foreign currency exhange rates	0
Liabilities arising from financing activities at end of period	2,510	3,708
Conditional advances Bpifrance
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	6,771
Proceeds	0
Repayments	0	(28)
Interest paid	0
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		0
Non-cash changes: (gain)/loss on recognition or derecognition	0	0
Non-cash changes: interest expense and other	0	22
Non-cash changes: other fair value remeasurement	0	0
Non cash changes : Effect of the change in foreign currency exhange rates	0
Liabilities arising from financing activities at end of period	0	6,765
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	2,363	540
Proceeds	0	0
Repayments	(230)	(177)
Interest paid	(19)	5
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		0
Non-cash changes: (gain)/loss on recognition or derecognition	0	0
Non-cash changes: interest expense and other	19	1
Non-cash changes: other fair value remeasurement	0	0
Non cash changes : Effect of the change in foreign currency exhange rates	(11)
Liabilities arising from financing activities at end of period	2,122	368
Royalty certificates
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	13,023	12,229
Proceeds	0	0
Repayments	0	0
Interest paid	0
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		0
Non-cash changes: (gain)/loss on recognition or derecognition	0	0
Non-cash changes: interest expense and other	983	932
Non-cash changes: other fair value remeasurement	0	0
Non cash changes : Effect of the change in foreign currency exhange rates	0
Liabilities arising from financing activities at end of period	€ 14,006	€ 13,161